Consolidated Statements of Cash Flows (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Statement [LineItems]
Debt instruments issued openning balance	$ 5,950,038
Cash flows received	484,754
Cash flows payments	(911,047)
Other changes different of cash acquisition	0
Other changes different of cash interest	322,252
Other changes different of cash currency movement	164,127
Other changes different of cash Changes in fair value	0
Debt instruments issued ending balance	6,010,124
Dividends paid	(22,979)
Capital increase	0
Subtotal cash flows from financing activities - Cash flows received	484,754
Subtotal cash flows from financing activities - Cash flows payments	(934,026)
Total cash flows from financing activities (net)	(449,272)
Mortgage finance bonds [member]
Statement [LineItems]
Debt instruments issued openning balance	67,938
Cash flows payments	(17,438)
Other changes different of cash acquisition	0
Other changes different of cash interest	2,963
Other changes different of cash Changes in fair value	0
Debt instruments issued ending balance	53,463
Bonds (senior and subordinated) [member]
Statement [LineItems]
Debt instruments issued openning balance	5,882,100
Cash flows received	484,754
Cash flows payments	(893,609)
Other changes different of cash acquisition	0
Other changes different of cash interest	319,289
Other changes different of cash currency movement	164,127
Other changes different of cash Changes in fair value	0
Debt instruments issued ending balance	$ 5,956,661